OMB Number 3235-0307
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      As filed with the Securities and Exchange Commission on March 24, 2003
                       1933 Act Registration No. 33-74628
                           1940 Act File No. 811-8322

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             --------------------

                                  FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                        Pre-Effective Amendment No. __                     [ ]
                        Post-Effective Amendment No. 21                    [X]
                                    and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]

                                Amendment No. 22                           [X]

                             --------------------

                    STATE STREET RESEARCH SECURITIES TRUST
              (Exact Name of Registrant as Specified in Charter)

              One Financial Center, Boston, Massachusetts 02111
             (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, Including Area Code: (617) 357-1200


                            Francis J. McNamara, III
                Managing Director, Secretary & General Counsel
                  State Street Research & Management Company
                             One Financial Center
                         Boston, Massachusetts 02111
                   (Name and Address of Agent for Service)


                         Copies of Communications to:

                           Geoffrey R.T. Kenyon, Esq.
                               Goodwin Procter LLP
                                 Exchange Place
                           Boston, Massachusetts 02109

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[X] On April 3, 2003 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _____________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On _____________ pursuant to paragraph (a)(2)
If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
================================================================================

The Prospectus and Statement of Additional Information for the State Street Research Large-Cap Analyst Fund series of the Registrant are included Post-Effective Amendment No. 19 to this Registration Statement, filed on August 29, 2002.


Concurrent with the effectiveness of this Amendment, the State Street Research Strategic Income Fund and the State Street Research Concentrated Large-Cap Value Fund series of the Registrant shall be considered withdrawn from registration under this Post-Effective Amendment No. 21 to the Registration on Form N-1A of the Registrant.

                                     Part A

                        STATE STREET RESEARCH LEGACY FUND

    The Prospectus for State Street Research Legacy Fund dated March 1, 2003, is hereby incorporated by reference from Post-Effective Amendment No. 20 to this Registration Statement, filed on February 28, 2003.

SUPPLEMENT NO. 1                               PROSPECTUS
DATED APRIL 3, 2003 TO                            DATED                                        FOR
-------------------------------------------------------------------------------------------------------------------
                                          NOVEMBER 1, 2002           State Street Research Global Resources Fund

                                          MARCH 1, 2003              State Street Research Legacy Fund
                                                                     State Street Research Government Income Fund

SUPPLEMENT NO. 2
DATED APRIL 3, 2003 TO
-------------------------------------------------------------------------------------------------------------------
                                          FEBRUARY 1, 2003           State Street Research Emerging Growth Fund

                                          NOVEMBER 1, 2002           State Street Research Mid-Cap Value Fund




                                                                   SSR-7258-0403
[STATE STREET RESEARCH LOGO]                     Control Number: (exp0304)SSR-LD

INVESTOR EXPENSES

The Prospectus section captioned "Investor Expenses" is revised to add Class R shares as follows:

SHAREHOLDER FEES (% of offering price)                                           CLASS R
-----------------------------------------------------------------------------------------
                   Maximum front-end sales charge (load)                          0.00

                   Maximum deferred sales charge (load)                           0.00


                                       MID-CAP   GLOBAL             GOVERNMENT   EMERGING
                                        VALUE   RESOURCES  LEGACY     INCOME      GROWTH
ANNUAL FUND OPERATING EXPENSES
(% of average net assets)              CLASS R   CLASS R   CLASS R    CLASS R     CLASS R
-----------------------------------------------------------------------------------------
 Management fee                        0.65      0.75      0.65      0.58         0.75

 Service/distribution (12b-1) fees     0.50      0.50      0.50      0.50         0.50

 Other expenses                        0.47      0.69      0.44      0.29         0.94
-----------------------------------------------------------------------------------------
 Total annual fund operating expenses  1.62+     1.94++    1.59+     1.37+        2.19++

+  BECAUSE SOME OF THE FUND'S EXPENSES
   HAVE BEEN REDUCED THROUGH EXPENSE
   OFFSET ARRANGEMENTS, ACTUAL TOTAL
   OPERATING EXPENSES FOR THE PRIOR
   YEAR WERE:                                    1.93      1.58      1.36

++ BECAUSE SOME OF THE FUND'S EXPENSES
   HAVE BEEN SUBSIDIZED OR REDUCED
   THROUGH EXPENSE OFFSET
   ARRANGEMENTS, ACTUAL TOTAL
   OPERATING EXPENSES FOR THE PRIOR
   YEAR WERE:                          1.45                                       1.60
   THE FUND EXPECTS THE EXPENSE
   SUBSIDY TO CONTINUE THROUGH THE
   CURRENT FISCAL YEAR, ALTHOUGH
   THERE IS NO GUARANTEE THAT IT WILL.

EXAMPLE          YEAR              CLASS R   CLASS R   CLASS R    CLASS R     CLASS R
-------------------------------------------------------------------------------------------------------------------

                    1             $  165    $  197    $  162    $  139       $  222
                    3             $  511    $  609    $  502    $  434       $  685
                    5             $  881    $1,047    $  866    $  750       $1,175
                   10             $1,922    $2,264    $1,889    $1,646       $2,524

CHOOSING A SHARE CLASS AND SALES CHARGES

The first three paragraphs of the Prospectus section captioned "Choosing a Share Class" are revised in their entirety to read as follows:
   CHOOSING A SHARE CLASS

   The fund generally offers five share classes, each with its own sales charge and expense structure: Class A, Class B(1), Class C, Class S and Class R. The fund also offers Class B shares, but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds.

   If you are investing a substantial amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B(1) shares (if investing for at least six years) or Class C shares (if investing for less than six years). If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through financial professionals, you may be eligible to purchase Class S shares. Class R shares are offered to retirement plans participating in certain platforms sponsored by broker-dealers, which may involve multiple fund families.

   Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your financial professional can help you choose the share class that makes the most sense for you.

The following is added as the last paragraph under the section captioned "Choosing a Share Class."

   CLASS R - RETIREMENT SHARES

   - Available only through retirement plans participating in certain platforms sponsored by broker-dealers; these platforms usually involve special conditions and separate fees

   -  No sales charges of any kind

   -  Annual service/distribution (12b-1) fee of 0.50%

   - No conversion to Class A shares after eight years, so annual expenses do not decrease

SALES CHARGES

The section captioned "Sales Charges - Class S - Special Programs" is revised in its entirety to read as follows:

CLASS S - SPECIAL PROGRAMS
CLASS R - RETIREMENT SHARES
Neither Class S shares nor Class R shares have a sales charge.

DEALER COMPENSATION

The following is added as the last column of the table under the Prospectus section captioned "Dealer Compensation."

DEALER COMMISSIONS (%)        CLASS R
-------------------------------------
Sales commission               0.00

                                     Part B

                        STATE STREET RESEARCH LEGACY FUND

  The Statement of Additional Information for State Street Research Legacy Fund dated March 1, 2003, is hereby incorporated by reference from Post-Effective
                Amendment No. 20 to this Registration Statement,
                          filed on February 28, 2003.

                         Supplement Dated April 3, 2003

                   TO
THIS IS            STATEMENT OF ADDITIONAL
SUPPLEMENT #       INFORMATION DATED                                  FOR
------------       -----------------------     ------------------------------------------------------
        2          November 1, 2002            State Street Research Mid-Cap Value Fund
                                               State Street Research Global Resources Fund
                                                   SERIES OF STATE STREET RESEARCH EQUITY TRUST

        1          February 1, 2003            State Street Research Emerging Growth Fund
                                                   A SERIES OF STATE STREET RESEARCH CAPITAL TRUST

        1          March 1, 2003               State Street Research Government Income Fund
                                                   A SERIES OF STATE STREET RESEARCH FINANCIAL TRUST

        1          March 1, 2003               State Street Research Legacy Fund
                                                   A SERIES OF STATE STREET RESEARCH SECURITIES TRUST

RULE 12b-1 FEES

     The first paragraph of the section titled "Rule 12b-1 Fees" in Section I of the Statement of Additional Information is revised in its entirety as follows:

          "The Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan(s)"). Under the Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares of the Fund. Under the Distribution Plans, the Fund provides the Distributor with a service fee at an annual rate of 0.25% on the average daily net assets of Class A, Class B(1), Class B, Class C and Class R shares. The Fund also provides a distribution fee at an annual rate of (i) up to 0.15% on the average daily net assets of Class A shares, (ii) 0.75% on the average daily net assets of Class B(1), Class B and Class C shares, and (iii) up to 0.25% on the average daily net asset of Class R shares. The service and distribution fees are used to cover personal services and/or the maintenance of shareholder accounts provided by the Distributor, brokers, dealers, financial professionals or others, and sales, promotional and marketing activities relating to the respective classes."

     The third paragraph of the section titled "Rule 12b-1 Fees" in Section I of the Statement of Additional Information is revised in its entirety as follows:

          "Under the Distribution Plans covering Class B(1) shares and Class R shares, the Fund's payments compensate the Distributor for services and expenditures incurred under the plan and none of the payments are returnable to the Fund."

PURCHASE AND REDEMPTION OF SHARES

     The first paragraph of the section titled "Purchase and Redemption of Shares" in Section II of the Statement of Additional Information is revised in its entirety as follows:

          "Shares of each Fund are distributed by State Street Research Investment Services, Inc., the Distributor. Class A, Class B(1), Class B, Class C, Class S and Class R shares of the Fund may be purchased at the next determined net asset value per share plus, in the case of all classes except Class S shares and Class R shares, a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B(1), Class B and Class C shares). Class B shares are available only to current Class B shareholders through reinvestment of dividends and capital gains distributions or through exchanges from existing Class B accounts of the State Street Research Funds. General information on how to buy shares of the Fund, as well as sales charges involved, are set forth under "Your Investment" in the Prospectus. The following supplements that information."

     The table following the caption "Purchase and Redemption of Shares - Alternative Purchase Program" in Section II of the Statement of Additional Information is revised in its entirety as follows:

     "The major differences among the various classes of shares are as follows:

                         CLASS A            CLASS B(1)           CLASS B             CLASS C            CLASS S       CLASS R
                         -------            ----------           -------             -------            -------       -------
SALES CHARGES PAID BY    Initial sales      Contingent           Contingent          Contingent         None          None
INVESTOR TO DISTRIBUTOR  charge at time     deferred sales       deferred sales      deferred sales
                         of investment of   charge of 5% to 1%   charge of 5% to     charge of 1%
                         up to 5.75%*       applies to any       2% applies to any   applies to any
                         depending on       shares redeemed      shares redeemed     shares redeemed
                         amount of          within first six     within first five   within one year
                         investment         years following      years following     following their
                                            their purchase; no   their purchase;     purchase
                                            contingent           no contingent
                                            deferred sales       deferred sales
                                            charge after six     charge after five
                                            years                years

                         On investments
                         of $1 million or
                         more, no initial
                         sales charge;
                         but contingent
                         deferred sales
                         charge of up to
                         1% may apply to
                         any shares
                         redeemed within
                         one year
                         following their
                         purchase

INITIAL COMMISSION       Above described    4%                   4%                  1%                 None          None
PAID BY DISTRIBUTOR TO   initial sales
FINANCIAL PROFESSIONAL   charge less
                         0.25% to 0.75%
                         retained by
                         distributor

                         On investments
                         of $1 million or
                         more, 0.25% to
                         1% paid to
                         dealer by
                         Distributor

RULE 12b-1 SERVICE FEE

PAID BY FUND TO          0.25% each year    0.25% each year      0.25% each year     0.25% each year    None          0.25% each
DISTRIBUTOR                                                                                                           year

PAID BY DISTRIBUTOR TO   0.25% each year    0.25% each year      0.25% each year     0.25% each year    None          0.25% each
FINANCIAL PROFESSIONAL                      commencing after     commencing after    commencing after                 year
                                            one year following   one year            one year
                                            purchase             following purchase  following
                                                                                     purchase

RULE 12b-1
DISTRIBUTION FEE

PAID BY FUND TO          Up to 0.15% each   0.75% for first      0.75% for first     0.75% each year    None          0.25% each
DISTRIBUTOR              year               eight years; Class   eight years;                                         year
                                            B(1) shares          Class B shares
                                            convert              convert
                                            automatically to     automatically to
                                            Class A shares       Class A shares
                                            after eight years    after eight years

PAID BY DISTRIBUTOR TO   Up to 0.15% each   None                 None                0.75% each year    None          Up to 0.25%
FINANCIAL PROFESSIONAL   year                                                        commencing after                 each year
                                                                                     one year
                                                                                     following
                                                                                     purchase

----------
* or up to 4.50% for State Street Research Government Income Fund and State Street Research High Income Fund."

     The following is added to Section II of the Statement of Additional Information, immediately following the end of the section captioned "Purchase and Redemption of Shares - Class S Shares":

          "CLASS R SHARES. Class R shares are offered to retirement plans participating in certain platforms sponsored by broker-dealers, which may involve multiple fund families. Class R shares are subject to such administrative policies, regarding the qualification of purchasers and any other matters, as may be adopted by the Distributor from time to time."


CONTROL NUMBER: (exp0304)SSR-LD                                    SSR-XXXX-0403

                    STATE STREET RESEARCH SECURITIES TRUST

                                    PART C
                               OTHER INFORMATION


Item 23:  Exhibits

          (1)(a) Master Trust Agreement and Amendment No. 1 to Master Trust Agreement (4)
          (1)(b)  Amendment No. 2 to the Master Trust Agreement  (6)
          (1)(c)  Amendment No. 3 to the Master Trust Agreement (11)
          (1)(d)  Amendment No. 4 to the Master Trust Agreement (11)
          (1)(e)  Amendment No. 5 to the Master Trust Agreement (12)
          (1)(f)  Amendment No. 6 to the Master Trust Agreement (13)
          (1)(g)  Amendment No. 7 to the Master Trust Agreement (15)
          (2)(a)  By-Laws of the Registrant (1)*
          (2)(b)  Amendment No. 1 to the By-Laws effective August 2, 2000 (15)
          (3)     Not applicable
          (4)     Not applicable
          (5)(a) Advisory Agreement with State Street Research & Management Company (4)

          (5)(b)  Deleted.

          (5)(c) Letter Agreement with respect to the Advisory Agreement relating to State Street Research Legacy Fund (11)
          (5)(d) Letter Agreement with respect to the Advisory Agreement relating to State Street Research Galileo Fund (11)**

          (5)(e)  Deleted.

          (6)(a) Distribution Agreement with State Street Research Investment Services, Inc. (4)
          (6)(b)  Form of Selected Dealer Agreement (19)
          (6)(c)  Form of Bank and Bank-Affiliated Broker-Dealer Agreement (2)*

          (6)(e)  Deleted.

          (6)(f) Letter Agreement with respect to the Distribution Agreement relating to State Street Research Legacy Fund (11)
          (6)(g)  Letter Agreement with respect to the Distribution
                  Agreement relating to State Street Research Galileo
                  Fund (11)**

          (6)(h)  Deleted.
          (6)(i)  Deleted.

             (7)  Not applicable
          (8)(a)  Custodian Contract with State Street Bank and Trust
                  Company (4)

          (8)(b)  Deleted.

          (8)(c) Letter Agreement with respect to Custodian Contract relating to the State Street Research Legacy Fund (11)
          (8)(d) Letter Agreement with respect to Custodian Contract relating to the State Street Research Galileo Fund (11)**
          (8)(e)  Data Access Services Addendum to Custodian Contract (12)

          (8)(f)  Deleted.

          (8)(g)  Amendment to Custodian Contract dated November 17, 2000 (14)
             (9)  Not applicable
         (10)(a)  Deleted.

         (10)(b)  Deleted.

         (10)(c)  Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to State Street Research Legacy Fund (9)
         (10)(d)  Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to State Street Research Galileo Fund (10)**

         (10)(e)  Deleted.

         (11)(a) Consent of PricewaterhouseCoopers LLP dated August 28, 2002 relating to State Street Research Large-Cap Analyst Fund and State Street Research Concentrated Large-Cap Value Fund (19)

         (11)(b)  Deleted.
         (11)(c) Consent of PricewaterhouseCoopers LLP dated February 27, 2003 relating to State Street Research Legacy Fund (20)

         (12)     Not applicable
         (13)(a)  Deleted.

         (13)(b)  Deleted.

         (13)(c) Purchase Agreements and Investment Letters with respect to State Street Research Legacy Fund (11)
         (13)(d) Subscription and Investment Letter with respect to State Street Research Galileo Fund (11)**

         (13)(e)  Deleted.

         (14)(a)  Deleted.
         (14)(b)  Deleted.
         (14)(c)  Deleted.
         (15)(a)  Plan of Distribution Pursuant to Rule 12b-1 (3)

         (15)(b)  Form of Rule 12b-1 Plan for Distribution of Class R Shares

         (15)(c) Letter Agreement with respect to Plan of Distribution Pursuant to Rule 12b-1 relating to State Street Research Legacy Fund (11)
         (15)(d) Letter Agreement with respect to Plan of Distribution Pursuant to Rule 12b-1 relating to State Street Research Galileo Fund (11)**
         (15)(e)  Rule 12b-1 Plan for Class B(1) Shares (13)
         (15)(f)  Rule 12b-1 Plan dated October 18, 2000 (15)
         (16)     Deleted.
         (17)(a)  Powers of Attorney  (18)
         (17)(b) Certificate of Board Resolution Respecting Powers of Attorney (18)
         (18)     Code of Ethics (revised May 1, 2002) (18)

         (19)(a)  Form of New Account Application (January 2002)(20)

         (19)(b)  Additional Services Application (17)
         (20)(a) First Amended and Restated Multiple Class Expense Allocation Plan (4)
         (20)(b) Addendum to First Amended and Restated Multiple Class Expense Allocation Plan (12)

         (20)(c) Addendum No. 2 to First Amended and Restated Multiple Class Expense Allocation Plan


* Restated in electronic format in Post-Effective Amendment No. 7, filed on August 29, 1997

** The Series of the Registrant have changed their names at various times. Documents in this listing of Exhibits which were effective prior to the most recent name change accordingly refer to a former name of the series.

-------------------------------

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

Footnote       Securities Act of 1933
Reference      Registration/Amendment                    Dated Filed
---------      ----------------------                    -----------
  1            Initial Registration                      January 31, 1994

  2            Post-Effective Amendment No. 1            November 19, 1994

  3            Post-Effective Amendment No. 2            August 25, 1995

  4            Post-Effective Amendment No. 3            June 4, 1996

  5            Post-Effective Amendment No. 4            August 16, 1996

  6            Post-Effective Amendment No. 5            August 29, 1996

  7            Post-Effective Amendment No. 6            January 23, 1997

  8            Post-Effective Amendment No. 7            August 29, 1997

  9            Post-Effective Amendment No. 8            October 1, 1997

 10            Post-Effective Amendment No. 9            December 22, 1997

 11            Post-Effective Amendment No. 10           June 30, 1998

 12            Post-Effective Amendment No. 11           August 31, 1999

 13            Post-Effective Amendment No. 12           August 3, 2000

 14            Post-Effective Amendment No. 14           February 27, 2001

 15            Post-Effective Amendment No. 15           June 28, 2001

 16            Post-Effective Amendment No. 16           August 30, 2001

 17            Post-Effective Amendment No. 17           February 28, 2002

 18            Post-Effective Amendment No. 18           June 26, 2002

 19            Post-Effective Amendment No. 19           August 29, 2002

 20            Post-Effective Amendment No. 20           February 28, 2003

Item 24:  Persons Controlled by or Under Common Control with Registrant

Inapplicable.

Item 25:  Indemnification

      Under Article VI of the Registrant's Master Trust Agreement each of its Trustees and officers or persons serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before which the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

      Under the Distribution Agreement between the Registrant and State Street Research Investment Services, Inc., the Registrant's distributor, the Registrant has agreed to indemnify and hold harmless State Street Research Investment Services, Inc. and each person who has been, is, or may hereafter be an officer, director, employee or agent of State Street Research Investment Services, Inc. against any loss, damage or expense reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon a violation of any of its covenants herein contained or any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statements made not misleading, in a Registration Statement or Prospectus of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by State Street Research Investment Services, Inc.

      Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to Article VI of the Registrant's Master Trust Agreement, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections

Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer employee, partner or trustee.



PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
State Street Research &                  Investment Adviser             Various investment                  Boston, MA
Management Company                                                      advisory clients

Abbott, Christopher C.                   Managing Director              State Street Research.              Boston, MA
Managing Director                                                       Investment Services, Inc.
(Executive Vice President until 4/02)    Vice President                 State Street Research               Boston, MA
                                                                        Institutional Funds

Austin, Christopher P.                   Vice President                 State Street Research.              Boston, MA
Vice President                                                          Investment Services, Inc.

Barghaan, Dennis C.                      Managing Director              State Street Research               Boston, MA
Managing Director                                                       Investment Services, Inc.
(Senior Vice President until 4/02)

Bigley, Gary M.                          None
Vice President

Borghi, Peter                            Senior Vice President          State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.


                                      C-6

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Borzilleri, John                         Vice President                 State Street Research               Boston, MA
Managing Director                                                       Financial Trust
(Senior Vice President until 4/02)       IBT Fund Advisor               Schroder Ventures Life              Boston, MA
                                         (Until 11/01)                  Science Advisers
                                         Senior Vice President          State Street Research               Boston, MA
                                         (Until 8/01)                   & Management Co.

Boss, Marilyn O.                         Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
                                         Vice President (Until 4/01)    Deutsche Banc Alex. Brown           Boston, MA

Bradford, Daniel F.                      Vice President and Counsel     State Street Research               Boston, MA
Vice President and Counsel                                              Investment Services, Inc.
                                         Acting General Counsel         DDJ Capital Management, LLC         Boston, MA
                                         (Until 1/02)
                                         Associate                      Goodwin Procter LLP                 Boston, MA
                                         (Until 8/01)

Bray, Michael J.                         None
Managing Director
(Senior Vice President until 4/02)

Brezinski, Karen                         None
Vice President

Bruno, Thomas                            Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Buffum, Andrea L.                        None
Vice President

Burbank, John F.                         Vice President                 State Street Research               Boston, MA
Managing Director                                                       Capital Trust
(Senior Vice President until 4/02)

Calame, Mara D.                          Senior Vice President,         State Street Research               Boston, MA

                                      C-7

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Senior Vice President,                   Assistant Clerk and Counsel    Investment Services, Inc.
Assistant Secretary,
and Counsel
(Vice President until 4/02)

Callahan, Michael                        None
Vice President

Carley, Linda C.                         Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Carstens, Linda C.                       Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.
(Vice President until 4/02)

Clay, Janet L.                           Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
                                         Vice President (Until 10/01)   John Hancock Funds                  Boston, MA

Crane, George                            Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.
                                         Senior Vice President          Putnam Investments                  Boston, MA
                                         (Until 12/01)

Creelman, Christine A.                   Director/Credit Research       Freedom Capital                     Boston, MA
Vice President                           (Until 11/01)
                                         Senior Vice President          Back Bay Advisors, LP               Boston, MA
                                         (Until 6/01)


                                      C-8

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Cullen, Terrence J.                      Senior Vice President,         State Street Research               Boston, MA
Senior Vice President, Assistant         Assistant Clerk and Counsel    Investment Services, Inc.
Secretary and Counsel
(Vice President until 4/02)
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Capital Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Exchange Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Growth Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Master Investment Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Securities Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Equity Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Financial Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Income Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Money Market Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Tax-Exempt Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Institutional Funds

Davis, Richard S.                        Chairman, President and Chief  State Street Research               Boston, MA
Director, Chairman of                    Executive Officer              Equity Trust
the Board, President                     Chairman, President and Chief  State Street Research               Boston, MA
and Chief Executive                      Executive Officer              Income Trust
Officer                                  Chairman, President and Chief  State Street Research               Boston, MA
                                         Executive Officer              Tax-Exempt Trust

                                      C-9

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Davis, Richard S.                        Chairman, President and Chief  State Street Research               Boston, MA
(continued)                              Executive Officer              Capital Trust
                                         Chairman, President and Chief  State Street Research               Boston, MA
                                         Executive Officer              Exchange Trust
                                         Chairman, President and Chief  State Street Research               Boston, MA
                                         Executive Officer              Growth Trust
                                         Chairman, President and Chief  State Street Research               Boston, MA
                                         Executive Officer              Master Investment Trust
                                         Chairman, President and Chief  State Street Research               Boston, MA
                                         Executive Officer              Institutional Funds
                                         Chairman, President and Chief  State Street Research               Boston, MA
                                         Executive Officer              Securities Trust
                                         Chairman, President and Chief  State Street Research               Boston, MA
                                         Executive Officer              Money Market Trust
                                         Chairman, President and Chief  State Street Research               Boston, MA
                                         Executive Officer              Financial Trust
                                         Chairman, President and Chief  State Street Research               Boston, MA
                                         Executive Officer              Investment Services, Inc.
                                         President and Chief            SSRM Holdings, Inc.                 Boston, MA
                                         Executive Officer

Davis, Robert D.                         Vice President                 Wellington Management               Boston, MA
Senior Vice President                    (Until 3/01)                   Company
(Vice President until 4/02)

DeMarco, John                            Senior Equity Trader           GRT Capital Partners                Boston, MA
Vice President                           (until 6/02)

Depp, Maureen G.                         Vice President                 State Street Research               Boston, MA
Managing Director                                                       Securities Trust
(Senior Vice President until 4/02)       Vice President                 State Street Research               Boston, MA
(Vice President until 4/01)                                             Institutional Funds


                                      C-10

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
DeVeuve, Donald                          Vice President                 State Street Research               Boston, MA
Senior Vice President                                                   Income Trust
(Vice President until 4/02)                                             State Street Research               Boston, MA
                                                                        Securities Trust
                                                                        State Street Research               Boston, MA
                                                                        Institutional Funds

Dowd, Edward                             Vice President                 State Street Research               Boston, MA
Vice President                                                          Exchange Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Securities Trust
                                         Technology Sector Leader       Independence Investment LLC         Boston, MA

D'Vari, Ronald                           None
Managing Director
(Senior Vice President until 4/02)

Evascu, Caroline                         Vice President                 State Street Research               Boston, MA
Vice President                                                          Capital Trust
                                         Vice President                 SG Cowen Asset                      New York, NY
                                         (Until 8/01)                   Management

Even, Karen L.                           Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Farden, R. Scott                         Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.
                                         Senior Vice President          Fidelity Management Trust           Boston, MA
                                                                        Company

Fechter, Michael                         Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
                                         Vice President (Until 4/01)    Standish, Ayer & Wood               Boston, MA


                                      C-11

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Federoff, Alex G.                        Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.

Feliciano, Rosalina                      Vice President                 State Street Research               Boston, MA
Senior Vice President                                                   Income Trust
(Vice President until 4/02)                                             State Street Research               Boston, MA
                                                                        Securities Trust
                                                                        State Street Research               Boston, MA
                                                                        Institutional Funds

Feeney, Kimberley                        Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Ficco, Bonnie A.                         Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Finucane, Thomas                         Vice President                 John Hancock Funds                  Boston, MA
Senior Vice President                    (Until 7/02)

Fleno, Phyllis A.                        None
Vice President

Fochtman, Jr., Leo                       None
Vice President

Forcione, Anthony F.                     Vice President                 State Street Research               Boston, MA
Vice President                                                          Equity Trust

Freking, Dean M.                         Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Frey, Kenneth                            None
Senior Vice President
(Vice President until 4/02)

Gallivan, Jr., Edward T.                 Vice President                 State Street Research               Boston, MA


                                      C-12

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Vice President                                                          Investment Services, Inc.
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Equity Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Financial Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Income Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Money Market Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Tax-Exempt Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Capital Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Exchange Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Growth Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Master Investment Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Securities Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Institutional Funds

Garrelick, Jenine K.                     Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
(Asst. Vice President until 4/02)

Goodman, Stephanie B.                    Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

                                      C-13

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Goodwin, C. Kim                          Chief Investment Officer       American Century                    Kansas City, MO
Managing Director                        (Until 8/02)                   Investment Management
Chief Investment Officer -- Equities     Vice President                 State Street Research               Boston, MA
                                                                        Capital Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Equity Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Exchange Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Financial Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Growth Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Income Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Institutional Funds
                                         Vice President                 State Street Research               Boston, MA
                                                                        Master Investment Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Securities Trust
Govoni, Electra                          None
Senior Vice President
(Vice President until 4/02)

Grace, Evan S.                           Vice President                 State Street Research               Boston, MA
Vice President                                                          Institutional Funds

Haagensen, Paul                          Vice President                 State Street Research               Boston, MA
Senior Vice President                                                   Capital Trust
                                         Senior Vice President          Putnam Investments                  Boston, MA
                                         (Until 8/02)

Hadelman, Peter J.                       Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Hagstrom, Thomas W.                      Vice President                 Lehman Brothers                     Boston, MA


                                      C-14

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Senior Vice President                    (Until 7/01)
(Vice President until 4/02)

Harrington, Heidi                        Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.
(Vice President until 4/02)

Hasson, Ira P.                           Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.
(Vice President until 4/02)

Haverty, Lawrence J.                     None
Managing Director
(Senior Vice President until 4/02)

Heineke, George R.                       None
Vice President

Holland, Thomas                          Managing Director              State Street Research               Boston, MA
Managing Director                                                       Investment Services, Inc.
(Senior Vice President until 4/02)
(Vice President Until 4/01)

Kallis, John H.                          Vice President                 State Street Research               Boston, MA
Senior Vice President                                                   Financial Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Income Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Money Market Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Tax-Exempt Trust


                                      C-15

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Kallis, John H.                          Vice President                 State Street Research               Boston, MA
(continued)                                                             Securities Trust
                                         Trustee                        705 Realty Trust                    Washington, D.C.

Kasper, M. Katherine                     Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.
(Vice President until 4/02)

Kayajanian, Jeffrey D.                   Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Kiessling, Dyann H.                      None
Vice President

Kitterman, Melissa B.                    None
Vice President
(Asst. Vice President until 4/02)

Krauss, Clifford                         Vice President                 State Street Research               Boston, MA
Managing Director                                                       Institutional Funds
(Senior Vice President until 4/02)

Lafferty, David F.                       Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
                                         Senior Investment Strategist   Metropolitan Life                   New York, NY
                                         (Until 4/01)                   Insurance Company

Langholm, Knut                           Vice President                 State Street Research               Boston, MA
Senior Vice President                                                   Institutional Funds

Leary, Eileen M.                         Vice President                 State Street Research               Boston, MA
Senior Vice President                                                   Capital Trust
(Vice President until 4/02)

Leese, Reginald                          None
Senior Vice President


                                      C-16

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
(Vice President until 4/02)

Lindsey, Jeffrey                         Vice President                 State Street Research               Boston, MA
Managing Director                                                       Exchange Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Securities Trust
                                         Managing Director              Putnam Investments                  Boston, MA
                                         (Until 8/02)

Loew, Christopher R.                     Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Lomasney, Mary T.                        Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.
(Vice President until 4/02)

Lombardo, John S.                        Managing Director              State Street Research               Boston, MA
Managing Director,                       and Chief Financial Officer    Investment Services, Inc.
Chief Financial Officer                  Vice President                 State Street Research               Boston, MA
and Director                                                            Capital Trust
(Executive Vice President until 4/02)    Vice President                 State Street Research               Boston, MA
                                                                        Equity Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Exchange Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Financial Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Growth Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Income Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Master Investment Trust

                                      C-17

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Lombardo, John S.                        Vice President                 State Street Research               Boston, MA
(continued)                                                             Money Market Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Securities Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Tax-Exempt Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Institutional Funds
                                         Senior Vice President          Metropolitan Property and           Warwick, RI
                                         (Until 7/01)                   Casualty Insurance Co.

Lord, Peter D.                           Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Lubas, Amy C.                            None
Vice President

Markel, Gregory S.                       Vice President                 State Street Research               Boston, MA
Vice President                                                          Master Investment Trust

Martin, Gloria J.                        None
Vice President

McGrath, Ann E.                          None
Vice President

McKenna, Barbara                         Director                       Standish, Ayer &                    Boston, MA
Managing Director                        (Until 7/01)                   Wood
(Senior Vice President until 4/02)


McKown, Elizabeth G.                     Managing Director              State Street Research               Boston, MA
Managing Director                                                       Investment Services, Inc.
(Senior Vice President until 4/02)


                                      C-18

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
McNamara, III, Francis J.                Managing Director,             State Street Research               Boston, MA
Managing Director,                       Clerk and General Counsel      Investment Services, Inc.
Secretary and General Counsel            Secretary                      State Street Research               Boston, MA
(Executive Vice President until 4/02)                                   Master Investment Trust
                                         Secretary                      State Street Research               Boston, MA
                                                                        Capital Trust
                                         Secretary                      State Street Research               Boston, MA
                                                                        Exchange Trust
                                         Secretary                      State Street Research               Boston, MA
                                                                        Growth Trust
                                         Secretary                      State Street Research               Boston, MA
                                                                        Securities Trust
                                         Secretary                      State Street Research               Boston, MA
                                                                        Equity Trust
McNamara, III, Francis J.                Secretary                      State Street Research               Boston, MA
(continued)                                                             Financial Trust
                                         Secretary                      State Street Research               Boston, MA
                                                                        Income Trust
                                         Secretary                      State Street Research               Boston, MA
                                                                        Money Market Trust
                                         Secretary                      State Street Research               Boston, MA
                                                                        Tax-Exempt Trust
                                         Secretary                      State Street Research               Boston, MA
                                                                        Institutional Funds
                                         Secretary and General Counsel  SSRM Holdings, Inc.                 Boston, MA

Monahan, Kenneth                         Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
                                         Director                       Standish, Ayer &                    Boston, MA
                                         (Until 9/01)                   Wood


                                      C-19

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Monks, David                             Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
                                         Vice President                 Zurich Scudder Investments          Boston, MA
                                         (Until 4/01)

Moore, James                             None
Vice President

Morey, Andrew F.                         None
Vice President

Moran, Mary Ruth                         Managing Director and Head of  State Street Research               Boston, MA
Managing Director and Head of            Information Technology and     Investment Services, Inc.
Information Technology and               Administrative Operations
Administrative Operations                President                      Precipio Partners                   Boston, MA
(Executive Vice President until 4/02)    (Until 4/01)                   (Formerly M R Moran & Co.)

O'Connell, Deidre M.E.                   Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
(Asst. Vice President until 4/02)

O'Connor III, Daniel W.                  Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
(Asst. Vice President until 4/02)

Passalacqua, Barbara                     None
Vice President
(Assistant Vice President
until 4/01)

Rawlins, Jeffrey A.                      Vice President                 State Street Research               Boston, MA
Managing Director                                                       Institutional Funds
(Senior Vice President until 4/02)

Refojo, Michael F.                       Managing Director              State Street Research               Boston, MA
Managing Director                                                       Investment Services, Inc.

                                      C-20

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
(Senior Vice President until 4/02)

Reiser, Jennifer                         Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
(Asst. Vice President until 4/02)

Rice III, Daniel Joseph                  Vice President                 State Street Research               Boston, MA
Senior Vice President                                                   Equity Trust

Rolnick, Michael A.                      None
Vice President

Romich, Douglas A.                       Treasurer                      State Street Research               Boston, MA
Senior Vice President                                                   Equity Trust
and Treasurer                            Treasurer                      State Street Research               Boston, MA
                                                                        Financial Trust
Romich, Douglas A.                       Treasurer                      State Street Research               Boston, MA
                                                                        Income Trust
                                         Treasurer                      State Street Research               Boston, MA
                                                                        Money Market Trust
                                         Treasurer                      State Street Research               Boston, MA
                                                                        Tax-Exempt Trust
                                         Treasurer                      State Street Research               Boston, MA
                                                                        Capital Trust
                                         Treasurer                      State Street Research               Boston, MA
                                                                        Exchange Trust
                                         Treasurer                      State Street Research               Boston, MA
                                                                        Growth Trust
                                         Treasurer                      State Street Research               Boston, MA
                                                                        Institutional Funds
                                         Treasurer                      State Street Research               Boston, MA
                                                                        Master Investment Trust
Romich, Douglas A.                       Treasurer                      State Street Research               Boston, MA
(continued)                                                             Securities Trust
                                         Vice President and             SSRM Holdings, Inc.                 Boston, MA
                                         Assistant Treasurer

                                      C-21

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
                                         Senior Vice President and      State Street Research               Boston, MA
                                         Treasurer                      Investment Services, Inc.

Ryan, Michael J.                         None
Senior Vice President

Sakala, Michael L.                       Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
                                         Vice President                 Zurich Scudder Investments          Boston, MA
                                         (Until 1/02)
                                         Vice President                 Putnam Investments                  Boston, MA
                                         (Until 4/01)

Sheldon, Michael A.                      None
Vice President

Silverstein, Jill S.                     None
Vice President

Simi, Susan                              None
Vice President

Simmons, Amy L.                          Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Capital Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Exchange Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Growth Trust
Simmons, Amy L.                          Assistant Secretary            State Street Research               Boston, MA
(continued)                                                             Master Investment Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Securities Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Equity Trust


                                      C-22

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Financial Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Income Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Money Market Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Tax-Exempt Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Institutional Funds

Smith, James                             Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.
(Vice President until 4/02)


Somers, Todd W.                          Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Spalding Gray, Nancy                     Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Stambaugh, Kenneth D.                    None
Senior Vice President
(Vice President until 4/02)

Stolberg, Thomas B.                      None
Vice President

Strelow, Daniel R.                       Vice President                 State Street Research               Boston, MA
Managing Director                                                       Institutional Funds
Chief Investment Officer-                Vice President                 State Street Research               Boston, MA
Fixed Income                                                            Financial Trust
(Executive Vice President until 4/02)    Vice President                 State Street Research               Boston, MA
                                                                        Income Trust
                                         Vice President                 State Street Research               Boston, MA


                                      C-23

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
                                                                        Money Market Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Securities Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Tax-Exempt Trust

Swanson, Amy McDermott                   None
Managing Director
(Senior Vice President until 4/02)

Synnestvedt, Jared A.                    Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
                                         Director of Sales              MetLife Investment                  Boston, MA
                                         (Until 4/01)                   Partners

Tice, Robyn S.                           None
Managing Director
(Senior Vice President until 4/02)

Trebino, Anne M.                         Vice President                 SSRM Holdings, Inc.                 Boston, MA
Managing Director
(Senior Vice President until 4/02)

Truesdale, Anne Tucher                   None
Vice President

Wagenseller, Jon P.                      Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.
                                         Director-New Prod. Dev.        MetLife Investments                 Convent Station, NJ
                                         (Until 4/01)

Wallace, Julie K.                        None
Vice President

Walsh III, Denis J.                      None
Managing Director


                                      C-24

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
(Vice President until 4/02)

Walsh, Tucker                            Vice President                 State Street Research               Boston, MA
Managing Director                                                       Capital Trust
(Vice President until 4/02)

Welch, Timothy M.                        None
Vice President

Westvold, Elizabeth McCombs              Vice President                 State Street Research               Boston, MA
Managing Director                                                       Institutional Funds
(Senior Vice President until 4/02)       Vice President                 State Street Research               Boston, MA
                                                                        Securities Trust

Wilkins, Kevin N.                        Managing Director              State Street Research               Boston, MA
Managing Director                        (Executive Vice President      Investment Services, Inc.
(Executive Vice President until 4/02)    until 4/02)

Wilson, John T.                          Vice President                 State Street Research               Boston, MA
Managing Director                                                       Master Investment Trust
(Senior Vice President until 4/02)

Wipf, Barbara                            None
Vice President

Wong, David                              Senior Vice President          Paine Webber/                       New York, NY
Senior Vice President                    (Until 4/01)                   UBS Warburg
(Vice President until 4/02)

Xie, Erin                                Vice President                 State Street Research               Boston, MA
Vice President                           Associate                      Investment Services, Inc.
                                         (Until 3/01)                   Sanford Bernstein                   New York, NY

Yalamanchili, Kishore K.                 None
Senior Vice President
(Vice President until 4/02)


                                      C-25

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Yu, Mandy                                Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Zuger, Peter A.                          Vice President                 State Street Research               Boston, MA
Managing Director                                                       Equity Trust
(Senior Vice President until 4/02)       Vice President                 State Street Research               Boston, MA
                                                                        Securities Trust
Zhu, Kevin                               Vice President                 Zurich Scudder                      Boston, MA
Vice President                           (Until 6/01)                   Investments, Inc.

Item 27.  Principal Underwriters

     (a) State Street Research Investment Services, Inc. serves as principal underwriter for State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Growth Trust, State Street Research Securities Trust, and State Street Research Institutional Funds.

     (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows:

        (1)                        (2)                              (3)
                                Positions
 Name and Principal            and Offices                  Positions and Offices
  Business Address           with Underwriter                  with Registrant
 ------------------          ----------------                ---------------------
Richard S. Davis              Chairman of the Board,        Chairman of the Board,
                              President and Chief           President and Chief
                              Executive Officer             Executive Officer

John S. Lombardo              Managing Director,            Vice President
                              Chief Financial Officer
                              and Director

Francis J. McNamara, III      Managing Director,            Secretary
                              Clerk and General Counsel

Mary Ruth Moran               Managing Director, and        None
                              Head of Information
                              Technology and
                              Administration &
                              Operations

Kevin N. Wilkins              Managing Director and         None
                              Director

Christopher C. Abbott         Managing Director             None

Dennis C. Barghaan            Managing Director             None

Thomas Holland                Managing Director             None

Elizabeth G. McKown           Managing Director             None

Michael F. Refojo             Managing Director             None

Peter Borghi                  Senior Vice President         None

Mara D. Calame                Senior Vice President,        None
                              Assistant Clerk and
                              Counsel

Linda C. Carstens             Senior Vice President         None

George H. Crane               Senior Vice President         None

Terrence J. Cullen            Senior Vice President,        Assistant Secretary
                              Assistant Clerk and
                              Counsel

        (1)                        (2)                      (3)
                                POSITIONS
 NAME AND PRINCIPAL            AND OFFICES          POSITIONS AND OFFICES
  BUSINESS ADDRESS           WITH UNDERWRITER          WITH REGISTRANT
 ------------------          ----------------       ---------------------
R. Scott Farden            Senior Vice President     None

Alex G. Federoff           Senior Vice President     None

Heidi Harrington           Senior Vice President     None

Ira P. Hasson              Senior Vice President     None

M. Katherine Kasper        Senior Vice President     None

Mary T. Lomasney           Senior Vice President     None

Douglas A. Romich          Senior Vice President     Treasurer
                           and Treasurer

James Smith                Senior Vice President     None

Jon P. Wagenseller         Senior Vice President     None

Christopher P. Austin      Vice President            None

Marilyn O. Boss            Vice President            None

Daniel P. Bradford         Vice President            None

Thomas Bruno               Vice President            None

Linda C. Carley            Vice President            None

Karen L. Even              Vice President            None

Michael Fechter            Vice President            None

Bonnie A. Ficco            Vice President            None

Dean M. Freking            Vice President            None

Edward T. Gallivan, Jr.    Vice President            Assistant Treasurer

Jenine Garrelick           Vice President            None

Stephanie B. Goodman       Vice President            None

Peter J. Hadelman          Vice President            None

Jeffrey D. Kayajanian      Vice President            None

David F. Lafferty          Vice President            None

Christopher R. Loew        Vice President            None

Peter D. Lord              Vice President            None

David Monks                Vice President            None

Diedre M. E. O'Connell     Vice President            None

Daniel W. O'Connor, III    Vice President            None

Jennifer Reiser            Vice President            None

Michael Sakala             Vice President            None

Amy L. Simmons             Vice President            Assistant Secretary

Todd W. Somers             Vice President            None

Nancy Spalding Gray        Vice President            None

Jared A. Synnestvedt       Vice President            None

Mandy Yu                   Vice President            None

Item 28:    Location of Accounts and Records

            Douglas A. Romich
            State Street Research & Management Company
            One Financial Center
            Boston, MA 02111

Item 29:    Management Services

            Under a Shareholders' Administrative Services Agreement between Registrant and the Distributor, the Distributor provides shareholders' administrative services, such as responding to inquiries and instructions from investors respecting the purchase and redemption of shares of series of the Registrant and received the amounts set forth below:

                                     Year-end        Year-end                Year-end
                                     4/30/00         4/30/01                  4/30/02
                                     -------         -------                ----------

State Street Research
  Strategic Income Fund               $ 55,892.30     $ 74,426.97          $ 56,809
State Street Research
  Large-Cap Analyst Fund              $ 82,882.82     $110,747.29          $ 83,897
State Street Research
  Concentrated Large-Cap
  Value Fund                                          $     1,092          $  1,271

                            Year-end       6 months ended                   Year-end      Year-end
                            4/30/00        10/31/00 (new fiscal year end)   10/31/01      10/31/02
                            -------        --------                         ---------     ---------
State Street Research
 Legacy Fund               $209,224.03    $175,568.35                        $393,273.77  $393,863

Item 30:    Undertakings

            (a)   Inapplicable.

            (b)   Deleted.

            (c)   Deleted.

            (d) The Registrant undertakes to hold a special meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per centum of the outstanding shares of the Trust and, in connection with such meeting, to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

            (e)   Deleted.

            (f)   Deleted.

                                    Notice

      A copy of the Master Trust Agreement of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the obligations of the Registrant hereunder, and the authorization, execution and delivery of this amendment to the Registrant's Registration Statement, shall not be binding upon any of the Trustees, shareholders, nominees, officers, assistant officers, agents or employees of the Registrant as individuals or personally, but shall bind only the property of the Funds of the Registrant, as provided in the Master Trust Agreement. Each Fund of the Registrant shall be solely and exclusively responsible for all of its direct or indirect debts, liabilities and obligations, and no other Fund shall be responsible for the same.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 24th day of March, 2003.

                       STATE STREET RESEARCH SECURITIES TRUST


                             By:                  *
                                 -------------------------------------
                                 Richard S. Davis
                                 Chief Executive Officer



     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on the above date by the following persons in the capacities indicated:



                   *                  Chairman of the Board,
------------------------------------  Chief Executive Officer and President
Richard S. Davis                      (principal executive officer)



                   * Treasurer (principal financial ------------------------------------ and accounting officer)
Douglas A. Romich


                   *
------------------------------------  Trustee
Bruce R. Bond

                   *
------------------------------------  Trustee
Steve A. Garban


                   *                  Trustee
------------------------------------
Dean O. Morton



                   *                  Trustee
------------------------------------
Susan M. Phillips



                   *
------------------------------------  Trustee
Toby Rosenblatt


                   *                  Trustee
------------------------------------
Michael S. Scott Morton


                   *                  Trustee
------------------------------------
James M. Storey

*By: /s/ Francis J. McNamara, III
     ----------------------------

         Francis J. McNamara, III,
         Attorney-in-Fact under Powers of
         Attorney incorporated by reference from
         Post-Effective Amendment No. 18 filed June 26, 2002.

                                              1933 Act Registration No. 33-74628
                                                      1940 Act File No. 811-8322

---------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             --------------------


                                    FORM N-1A



                             REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933                  [ ]


                        Pre-Effective Amendment No. __                  [ ]

                        Post-Effective Amendment No. 21                 [X]

                                     and/or

                             REGISTRATION STATEMENT
                  UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

                                Amendment No. 22                        [X]

                             --------------------

                    STATE STREET RESEARCH SECURITIES TRUST
        (Exact Name of Registrant as Specified in Declaration of Trust)

                             --------------------

                                    EXHIBITS

                               INDEX TO EXHIBITS



     (15)(b)  Form of Rule 12b-1 Plan for Distribution of Class R Shares

     (20)(c) Addendum No. 2 to First Amended and Restated Multiple Class Expense Allocation Plan